Condensed Consolidated Statements of Mezzanine Equity and Shareholders’ Deficit (Unaudited) - USD ($)	Series A Senior Convertible Preferred Shares	Series B Senior Convertible Preferred Shares	Preferred Shares	Allocation Shares	Common Shares	Distribution Receivable	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest	Goedeker Subscription Receivable	Total
Balance at Dec. 31, 2019				$ 1,000	$ 3,165		$ 442,014	$ (4,402,043)	$ (42,930)		$ (3,998,794)
Balance (in Shares) at Dec. 31, 2019					3,165,625
Common shares issued in connection with acquisition					$ 415		1,037,085				1,037,500
Common shares issued in connection with acquisition (in Shares)					415,000
Common shares issued for service					$ 100		244,900				245,000
Common shares issued for service (in Shares)					100,000
Common shares issued upon partial conversion of convertible note payable					$ 150		374,850				375,000
Common shares issued upon partial conversion of convertible note payable (in Shares)					150,000
Warrants issued in connection with convertible note payable							448,211		118,500		566,711
Fair value of stock options							191,386				191,386
Common shares issued in connection with Kyle’s acquisition					$ 700		3,674,300				3,675,000
Common shares issued in connection with Kyle’s acquisition (in Shares)					700,000
Issuance of warrants for services							87,550				87,550
Common shares issued upon warrant exercise					$ 230		62,270				62,500
Common shares issued upon warrant exercise (in Shares)					230,000
Common shares issued upon option exercise					$ 78		149,922				150,000
Common shares issued upon option exercise (in Shares)					77,500
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest					$ (394)		(693,314)	(57,442)			(751,150)
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest (in Shares)					(394,112)
Issuance of preferred shares, net of fees			$ 2,794,477				5,001,317	(2,874,478)			4,921,316
Issuance of preferred shares, net of fees (in Shares)			2,633,278
Dividend on disposition of Goedeker							5,985,000	3,262,592	(359,078)	(2,000,000)	6,888,514
Accrued preferred shares dividends payable			176,950					(176,950)
Net loss								(9,608,652)	(595,731)		(10,204,383)
Balance at Dec. 31, 2020			$ 2,971,427	1,000	$ 4,444		17,005,491	(13,856,973)	(879,239)	(2,000,000)	3,246,150
Balance (in Shares) at Dec. 31, 2020			2,633,278		4,444,013
Balance at Dec. 31, 2020	$ 2,971,427			1,000	$ 4,444	$ (2,000,000)	17,005,491	(13,856,973)	(879,239)		274,723
Balance (in Shares) at Dec. 31, 2020	2,633,278				4,444,013
Issuance of series A senior convertible preferred shares and warrants	$ 1,527,086						3,000,000	(1,527,086)			1,472,914
Issuance of series A senior convertible preferred shares and warrants (in Shares)	1,818,182
Issuance of common adjustment shares					$ 399		757,393				757,792
Issuance of common adjustment shares (in Shares)					398,838
Dividends – series A senior convertible preferred shares	11,759							(188,709)			(188,709)
Net loss								(730,441)	54,959		(675,482)
Balance at Mar. 31, 2021	$ 4,510,272			1,000	$ 4,843	(2,000,000)	20,762,884	(16,303,209)	(824,280)		1,641,238
Balance (in Shares) at Mar. 31, 2021	4,451,460				4,842,851
Balance at Dec. 31, 2020	$ 2,971,427			1,000	$ 4,444	(2,000,000)	17,005,491	(13,856,973)	(879,239)		274,723
Balance (in Shares) at Dec. 31, 2020	2,633,278				4,444,013
Balance at Dec. 31, 2020			$ 2,971,427	1,000	$ 4,444		17,005,491	(13,856,973)	(879,239)	(2,000,000)	3,246,150
Balance (in Shares) at Dec. 31, 2020			2,633,278		4,444,013
Issuance of common adjustment shares					$ 399		757,393				757,792
Issuance of common adjustment shares (in Shares)					398,838
Issuance of preferred shares, net of fees			$ 1,527,086				3,000,000	(1,527,086)			3,000,000
Issuance of preferred shares, net of fees (in Shares)			1,818,182
Debt discount on $0.01 Warrant Feature							402,781				402,781
Debt discount on $2.50 Warrant Feature							553,745				553,745
Debt discounts on convertible promissory notes									1,146,804		1,146,804
Accrued common share dividend								(242,160)			(242,160)
Redemption of preferred shares			$ (2,794,479)								(2,794,479)
Redemption of preferred shares (in Shares)			(2,633,278)
Accrued preferred shares dividends payable			$ (48,630)					(984,176)			(1,032,806)
Net loss								(3,304,562)	(176,190)		(3,480,752)
Balance at Dec. 31, 2021			$ 1,655,404	1,000	$ 4,843		21,719,410	(19,914,957)	91,375	$ (2,000,000)	1,557,075
Balance (in Shares) at Dec. 31, 2021			1,818,182		4,842,851
Balance at Dec. 31, 2021	$ 1,655,404			1,000	$ 4,843	(2,000,000)	21,719,410	(20,754,394)	930,812		(98,329)
Balance (in Shares) at Dec. 31, 2021	1,818,182				4,842,851
Issuance of common shares upon conversion of series A preferred shares	$ (111,986)				$ 152		111,834				111,986
Issuance of common shares upon conversion of series A preferred shares (in Shares)	(133,333)				152,381
Issuance of series B convertible preferred shares and warrants		$ 1,113,650					152,350				152,350
Issuance of series B convertible preferred shares and warrants (in Shares)		426,999
Dividends – common shares								(249,762)			(249,762)
Dividends – series A senior convertible preferred shares	(128,318)							(121,455)			(121,455)
Dividends – series B senior convertible preferred shares								(13,760)			(13,760)
Net loss								(873,030)	(54,178)		(927,208)
Balance at Mar. 31, 2022	$ 1,415,100	$ 1,113,650		$ 1,000	$ 4,995	$ (2,000,000)	$ 21,983,594	$ (22,012,401)	$ 876,634		$ (1,146,178)
Balance (in Shares) at Mar. 31, 2022	1,684,849	426,999			4,995,232